Annual Total Returns- Vanguard Institutional Short-Term Bond Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.62%	2.13%	0.82%	0.96%	0.85%	1.66%	1.42%	1.83%	4.20%	3.92%